Information by business segment and geographic area - Assets (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures		$ 1,901		$ 1,901		$ 1,798
Intangibles		11,001		11,001		10,238
Property, plant and equipment		48,666		48,666		44,938
Depreciation, depletion and amortization		779	$ 810	1,435	$ 1,496
[custom:PaymentForDevelopmentProjectSustainingCapitalI]	[1]	832	844	1,636	1,643
Project execution		376	449	702	786
Product inventory		1,208	1,293	2,338	2,429
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures		1,310		1,310		1,296
Intangibles		9,054		9,054		8,330
Property, plant and equipment		27,331		27,331		24,718
Depreciation, depletion and amortization		502	497	905	913
[custom:PaymentForDevelopmentProjectSustainingCapitalI]	[1]	472	477	984	976
Project execution		255	199	491	381
Product inventory		727	676	1,475	1,357
Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures		12		12
Intangibles		1,886		1,886		1,847
Property, plant and equipment		18,577		18,577		17,808
Depreciation, depletion and amortization		262	299	503	555
[custom:PaymentForDevelopmentProjectSustainingCapitalI]	[1]	326	343	589	613
Project execution		95	90	167	157
Product inventory		421	433	756	770
All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures		579		579		502
Intangibles		61		61		61
Property, plant and equipment		2,758		2,758		$ 2,412
Depreciation, depletion and amortization		15	14	27	28
[custom:PaymentForDevelopmentProjectSustainingCapitalI]	[1]	34	24	63	54
Project execution		26	160	44	248
Product inventory		$ 60	$ 184	$ 107	$ 302

[1]	According to the Company's shareholder remuneration policy, dividends are calculated based on 30% of the adjusted EBITDA less sustaining capital investments.